Organization and Business Description (Tables)	6 Months Ended
Jan. 31, 2026
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements

The unaudited condensed consolidated financial statements as of January 31, 2026 and July 31, 2025 and for the six months ended January 31, 2026 and 2025 include the following entities:

Name of Entity	Date of Incorporation	Places of Incorporation	% of Ownership	Principal Activities
CTW Cayman	November 15, 2024	Cayman	Parent	Investment holding
Bao Cayman	June 9, 2023	Cayman	100% owned by CTW Cayman	Investment holding
CTW Inc. (“CTW Japan”)	August 14, 2013	Japan	100% owned by Bao Cayman	Game distribution and related services
CTW G123 Singapore Pte., Ltd. (“CTW Singapore”)	September 11, 2023	Singapore	100% owned by Bao Cayman	Game distribution and related services
CTW HK Limited (“CTW HK”)	November 29, 2024	Hong Kong	100% owned by CTW Cayman	Investment holding
Beijing Weiyou Chuxin Tech Co., Ltd. (“WFOE”)	September 25, 2024	Beijing, PRC	100% owned by CTW HK	Investment holding
Shanghai Weiyouyi Chuxin Technology Co., Ltd. (“CTW Shanghai”)	April 24, 2025	Shanghai, PRC	100% owned by WFOE	Research and development center
Shanghai Tuwaii Tech Co., Ltd. (“Tuwaii”)	March 4, 2025 (Inactive since May 2025)	Shanghai, PRC	VIE	Research and development center
Shanghai Cangyuan Zhidian Tech Co., Ltd. (“Cangyuan”)*	November 26, 2025	Shanghai, PRC	VIE	Platform development and end-user support
Change the World Corporation (“CTW Korea”)	November 25, 2024	Seoul, South Korea	100% owned by CTW Japan	Platform development and end-user support
AinekoX Co., Ltd. (“AinekoX”)	October 12, 2023	Taiwan	VIE	Art and design center
CTW US Inc. (“CTW US”)	April 3, 2025	Delaware, USA	100% owned by CTW Cayman	Platform development and end-user support

*:	On November 26, 2025, Mr. Ryuichi Sasaki, the Founder, Chairman of the Board of Directors and Chief Executive Officer of the Company, together with Mr. Hairihan Tong, the Company’s Chief Technology Officer, established Shanghai Cangyuan Zhidian Tech Co., Ltd. (“Cangyuan”) in the PRC. Cangyuan was established to explore potential game distribution and related opportunities in Mainland China.

Schedule of Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents of the VIEs

The following table sets for the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs, which were included in the Group’s unaudited condensed consolidated financial statements before elimination of intercompany balances and transactions between the Group and the VIEs.

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Total current assets	$731,275	$963,273
Total assets	$4,946,730	$5,930,103
Total current liabilities	$1,297,542	$1,308,319
Total liabilities	$4,800,549	$5,984,922

	For the Six Months Ended January 31,
	2026 (Unaudited)	2025 (Unaudited)
Net revenue	$3,597,156	$2,707,994
Net income	$181,499	$61,432

	For the Six Months Ended January 31,
	2026 (Unaudited)	2025 (Unaudited)
Net cash provided by (used in) operating activities	$20,762	$408,945
Net cash used in investing activities	$(55,640)	$94,489
Net cash provided by financing activities	$—	$—